Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Equity

Note 12 Equity

Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.0001. The Company has designated 6,500 of such shares as Series A Preferred Stock and 6,158 shares for Series A Preferred Stock were issued and outstanding as of September 30, 2025, and December 31, 2024.

Series A Preferred Stock

The Series A Preferred has the following rights and privileges:

Voting – Series A preferred stockholders are permitted to vote with the same voting rights as common stockholders in any actions to be taken by the stockholders of the Company, including any action with respect to the election of directors to the Board of Directors of the Company. With respect to any vote with the class of Common Stock, each Preferred Share shall entitle the holder thereof to cast that number of votes per share as is equal to the number of shares of Common Stock into which it is then convertible (subject to the ownership limitations specified 4.99%) using the record date for determining the stockholders of the Company eligible to vote on such matters as the date as of which the Conversion Price is calculated.

Dividends – Series A preferred stockholders shall be entitled to receive cumulative participating dividends when and if declared. Dividends are prior and in preference to any declaration or payment of any dividend to the common stockholders of the Company.

Liquidation – In the event of a Liquidation Event, the Holders shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any of shares of Junior Stock, but junior with respect to any Senior Preferred Stock then outstanding, an amount per Preferred Share equal to the amount per share such Holder would receive if such Holder converted such Preferred Share into Common Stock immediately prior to the date of such payment.

Conversion – Series A preferred stock is convertible into common stock at the option of the holder, at any time after the earlier of (i) twelve months from the Initial Issuance Date (June 24, 2024) or (ii) the date on which no shares of Series A preferred stock remain outstanding, at the initial rate of $10.00 per share, with an alternate optional conversion, with respect to any Alternate Conversion that price which shall be the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, and (ii) the greater of (x) the Floor Price and (y) 90% of the price computed as the quotient of (I) the sum of the VWAP of the Common Stock for each of the three (3) Trading Days with the lowest VWAP of the Common Stock during the ten (10) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (II) three (3) (such period, the “Alternate Conversion Measuring Period”). All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Alternate Conversion Measuring Period.

Redemption – The Company shall have the right to redeem all, or any portion, of the Series A preferred stock then outstanding at a price equal to 100% of the stated value ($1,000 per share) of the shares being redeemed. The Company’s right to redeem the Series A preferred stock is one-time in nature and such exercise shall be irrevocable. The preferred stock are not mandatorily redeemable.

The Company reviewed the Series A Preferred Stock under ASC 480 and ASC 815 and concluded that Series A Preferred Stock did not include any elements that would preclude them from equity treatment and therefore are not subject to the liability treatment under ASC 480 or derivative guidance under ASC 815.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. As of September 30, 2025, and December 31, 2024, there were 17,022,690 and 16,297,190 shares of common stock outstanding. The Company issued 600,500 and 725,500 shares of common stock during the three and nine months ended September 30, 2025, respectively. As of September 30, 2025, and December 31, 2024, there were 17,022,690 and 16,297,190 shares of Common Stock outstanding.

Stock Options

In June 2024, the DHAC board of directors and stockholders approved the 2024 Plan. There are currently 2,544,021 shares of common stock reserved for issuance under the 2024 Plan. At the closing of the Business Combination on June 24, 2024, the Company granted 803,646 stock options with an exercise price equal to $12.11 pursuant to the 2024 Plan to the individuals, in the amounts, and on the terms set forth in the Business Combination Agreement.

The 2024 Plan provides for the grant of stock options, including options that are intended to qualify as “incentive stock options” under Section 422 of the Code, as well as non-qualified stock options. Each award is set forth in a separate agreement with the person who received the award which indicates the type, terms and conditions of the award.

As of September 30, 2025, there was no unrecognized compensation cost. The value of the fully vested options which were included as part of the recapitalization were valued at $5,728,784 on June 24, 2024, grant date and closing of the business combination. There was no stock-based compensation expense recognized for the three months ended September 30, 2025, within compensation and related benefits on the consolidated statements of operations, and no stock-based compensation expense was recognized during the three months ended September 30, 2024.

Common Stock Issuance Obligation

In connection with the Business Combination on June 24, 2024, the Company agreed to assume an obligation by iDoc to issue 51,192 shares of common stock (contingent on the Business Combination) to certain employees. In accordance with ASC 718, the Company determined that it was not obligated to replace the awards, and as such, recognized the fair value of the award at the Business Combination date as additional stock-based compensation (included in cost of revenues). The grant date fair value was estimated to be $619,935 (see Note 15 Fair Value Measurements). The Company also determined that it should classify this award as a liability under ASC 718 and remeasure the award at its then current fair value each reporting date. As of September 30, 2025, and December 31, 2024, the common stock issuance obligation was adjusted to $31,227 and $69,621, respectively. The net stock-based compensation expense reversed was $38,394 and $172,005 for the nine months ended September 30, 2025, and September 30, 2024, respectively. The net stock-based compensation expense reversed was $0 and $172,005 for the three months ended September 30, 2025, and September 30, 2024, respectively.

As of September 30, 2025 and December 31, 2024, no shares of common stock have been issued under the common stock issuance obligation arrangements.

Note 13 Equity

Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.0001. The Company has allocated 6,500 of such shares for the Series A Preferred Stock and 6,158 shares of Series A Preferred Stock were issued and outstanding as of December 31, 2024.

Series A Preferred Stock

The Series A Preferred has the following rights and privileges:

Voting – Series A preferred stockholders are permitted to vote with the same voting rights as common stockholders in any actions to be taken by the stockholders of the Company, including any action with respect to the election of directors to the Board of Directors of the Company. With respect to any vote with the class of Common Stock, each Preferred Share shall entitle the holder thereof to cast that number of votes per share as is equal to the number of shares of Common Stock into which it is then convertible (subject to the ownership limitations specified 4.99%) using the record date for determining the stockholders of the Company eligible to vote on such matters as the date as of which the Conversion Price is calculated.

Dividends – Series A preferred stockholders shall be entitled to receive cumulative participating dividends when and if declared. Dividends are prior and in preference to any declaration or payment of any dividend to the common stockholders of the Company.

Liquidation – In the event of a Liquidation Event, the Holders shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any of shares of Junior Stock, but junior with respect to any Senior Preferred Stock then outstanding, an amount per Preferred Share equal to the amount per share such Holder would receive if such Holder converted such Preferred Share into Common Stock immediately prior to the date of such payment.

Conversion – Series A preferred stock is convertible into common stock at the option of the holder, at any time after the earlier of (i) twelve months from the Initial Issuance Date (June 24, 2024) or (ii) the date on which no shares of Series A preferred stock remain outstanding, at the initial rate of $10.00 per share, with an alternate optional conversion, with respect to any Alternate Conversion that price which shall be the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, and (ii) the greater of (x) the Floor Price and (y) 90% of the price computed as the quotient of (I) the sum of the VWAP of the Common Stock for each of the three (3) Trading Days with the lowest VWAP of the Common Stock during the ten (10) consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Conversion Notice, divided by (II) three (3) (such period, the “Alternate Conversion Measuring Period”). All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Alternate Conversion Measuring Period.

Redemption – The Company shall have the right to redeem all, or any portion, of the Series A preferred stock then outstanding at a price equal to 100% of the stated value ($1,000 per share) of the shares being redeemed. The Company’s right to redeem the Series A preferred stock is one-time in nature and such exercise shall be irrevocable. The preferred stock are not mandatorily redeemable.

The Company reviewed the Series A Preferred Stock under ASC 480 and ASC 815 and concluded that Series A Preferred Stock did not include any elements that would preclude them from equity treatment and therefore are not subject to the liability treatment under ASC 480 or derivative guidance under ASC 815.

Common Stock

The Company has 100,000,000 shares of common shares authorized with a par value of $0.0001 per share. In connection with the business combination with DHAC which resulted in a reverse recapitalization, VSee Lab converted the 371,715 shares of Series A preferred stock and 1,228,492 Series A-1 Preferred Stock into VSee Lab Class A common stock for a total of 12,165,889 common stock, which resulted in 4,879,067 shares of Company Common Stock based on an exchange ratio of 0.40. For periods prior to the Business Combination as disclosed in Note 1 above, the reported share and per share amounts have been retroactively converted by the applicable exchange ratio.

In June 2024, the Company entered into a consulting agreement with a third party, under which it agreed to an initial issuance of $25,000 in shares of common stock, as well as the future issuance of $25,000 shares of common stock upon each future Form 10-Q or Form 10-K filing. The Company is accounting for this stock-based payment arrangement under ASC 718, and the obligation to issue the future shares is classified as a liability as it represents a variable share settled instrument that would be subject to ASC 480. During the year ended December 31, 2024, the Company recognized $62,500 in consulting expense related to the share issuance obligation and issued 2,500 shares of common stock with an estimated fair value of $25,000 to the third-party consultant.

In August 2024, the holders of the Additional Bridge Notes converted an aggregate $41,417 of outstanding principal into 14,199 shares of common stock, at a conversion price based on a 5% discount to the prior trading day VWAP and $566,740 of outstanding principal on the Exchange Note was converted into 213,759 shares of common stock, at a conversion price based on a 5% discount to the prior trading day VWAP.

In August 2024, the Company issued 25,000 shares of common stock to former placement agents in relation to prior services provided under a now terminated placement agent agreement. The Company estimated the fair value of the shares of common stock issued to be $66,750 and recorded this amount as an expense during the year ended December 31, 2024.

In August 2024, the Company issued 200,000 shares of common stock to a vendor in relation to outstanding and past due accounts payable balances. None of the accounts payable balances were written off or otherwise adjusted. The Company estimated the fair value of the shares of common stock issued to be $534,000. The Company concluded that the issuance of common stock to the vendor represented an extinguishment of the outstanding payables for accounting purposes and recorded a loss on extinguishment of $534,000 during the year ended December 31, 2024.

In September 2024, the Company issued 100,000 shares of common stock to Ascent as additional consideration for entering into the September 2024 SPA and related agreements.

In October and November 2024, the Company issued 380,000 shares of common stock under the ELOC in exchange for $760,000 in cash proceeds.

In November 2024, the holders of the Additional Bridge Notes converted an aggregate $93,130 of outstanding principal and accrued interest into 46,565 shares of common stock, at a conversion price of $2.00 per share and $511,693 of outstanding principal and accrued interest was converted into 255,847 shares of common stock, at a conversion price of $2.00 per share.

In November 2024, the Company issued 202,500 shares of common stock upon the settlement of $405,000 in working capital funds advanced by SCS. The Company determined that the partial settlement of the working capital advances represented a troubled debt restructuring, as the Company determined it was experiencing financial difficulties and the lender granted a concession through the exchange for shares of Common Stock. Under the troubled debt restructuring accounting, the Company reduced the carrying amount of the working capital funds advances by the fair value of the shares of Common Stock issued ($261,225) and then compared the future undiscounted cash flows associated with the working capital advances to the carrying value. The Company determined an additional $143,775 reduction in the carrying value was necessary to equate it to the future undiscounted cash flows, representing a gain on restructuring. As SCS is a related party to the Company (see Note 10), the restructuring gain was treated as a capital transaction and recorded to additional paid in capital along with the fair value of the shares of common stock issued in the settlement.

In December 2024, the Company issued 50,000 shares of common stock upon conversion of the ELOC Commitment Fee Note as a conversion price of $10.00 per share.

As of December 31, 2024 and 2023, there were 16,297,190 and 4,639,643 shares of Common Stock outstanding, respectively.

Voting Rights – Each holder of Common Stock is entitled to one vote for each share of Common Stock held of record by such holder on all matters on which stockholders generally are entitled to vote. The holders of Common Stock do not have cumulative voting rights in the election of directors. Generally, all matters to be voted on by stockholders must be approved by a majority (or, in the case of election of directors, by a plurality) of the votes entitled to be cast by all stockholders present in person or represented by proxy, voting together as a single class.

Dividend Rights –  Subject to preferences that may be applicable to any outstanding Preferred Stock, the holders of shares of Common Stock are entitled to receive ratably such dividends, if any, as may be declared from time to time by the Board out of funds legally available for such purposes.

Liquidation Rights –  In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of the Company’s debts and other liabilities, subject to prior distribution rights of Preferred Stock or any class or series of stock having a preference over the Common Stock, then outstanding, if any.

Other Rights –  The holders of Common Stock have no pre-emptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to the Common Stock. The rights, preferences and privileges of holders of the Common Stock will be subject to those of the holders of any shares of the Preferred Stock that the Company may issue in the future.

Stock Options

In June 2024, the DHAC board of directors and stockholders approved the VSee Health, Inc. 2024 Equity Incentive Plan (the “2024 Plan”). There are currently 2,544,021 shares reserved for issuance under the 2024 Plan. At the Closing of the Business Combination on June 24, 2024, the Company granted 803,646 stock options with an exercise price equal to $12.11 pursuant to the 2024 Equity Incentive Plan to the individuals, in the amounts, and on the terms set forth in the Business Combination Agreement.

The 2024 Plan provides for the grant of stock options, including options that are intended to qualify as “incentive stock options” under Section 422 of the Internal Revenue Code, as well as non-qualified stock options. Each award is set forth in a separate agreement with the person who received the award which indicates the type, terms and conditions of the award.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2023	—	$—	—	—
Granted	803,646	12.11	10.00	—
Outstanding, December 31, 2024	803,646	$12.11	9.48	$—

Exercisable, December 31, 2024	629,344	$12.11	9.48	$—

Intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that had exercise prices that were lower than the per share fair value of the common stock on the related measurement date.

In accordance with ASC 718, 174,302 of the options granted are awards granted with a service condition and will vest over one year from grant date. The unvested portion of the June 2024 options issued is not considered part of the consideration paid and as such the proportional value of the unvested options will be recognized over the one-year service period. The weighted average grant date fair value of awards granted for the year ended December 31, 2024 was $9.12 per option. The fair value of the unvested options was estimated using a Black-Scholes option model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates. Below are the key assumptions used in valuing the unvested options.

As of
June 24, 2024
Stock price	$12.11
Exercise price	$12.11
Volatility	96.00%
Risk-free rate of return	4.27%
Expected term (in years)	5.2 - 5.3 years

As of December 31, 2024, unrecognized stock-based compensation related to the unvested options granted was approximately $774,274 to be recognized through June 2025. The value of the fully vested options, which were included as part of the recapitalization, was $5,728,784 on June 24, 2024 grant date and closing of the business combination. Stock-based compensation expense of $826,916 was recognized for the year ended December 31, 2024 within compensation and related benefits on the consolidated statements of operations, and no stock-based compensation expense was recognized during the year ended December 31, 2023.

The stock-based compensation disclosures above include the effects of the stock-based compensation related restatement issues described in Note 2 above.

Common Stock Issuance Obligation

In connection with the Business Combination on June 24, 2024, the Company agreed to assume an obligation by iDoc to issue 51,192 shares of common stock (contingent on the Business Combination) to certain employees. In accordance with ASC 718, the Company determined that it was not obligated to replace the awards, and as such, recognized the fair value of the award at the Business Combination date as additional stock-based compensation (included in cost of revenues). The grant date fair value was estimated to be $619,935 (see Note 16 Fair Value Measurements). The Company also determined that it should classify this award as a liability under ASC 718, and remeasure the award at its then current fair value each reporting date. As of December 31, 2024, the common stock issuance obligation was adjusted to $69,621, and the net stock-based compensation expense recorded was $69,621 for the year ended December 31, 2024.

As of December 31, 2024, no shares of common stock have been issued under the common stock issuance obligation arrangements.